Earnings Per Share - Schedule of Net Income Attributable to Redeemable Noncontrolling Interests (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Net income (loss)	$ (5,024)	$ 17,672	$ 18,761	$ 61,674	$ 45,963	$ 70,794
Hoya Topco's weighted average % allocation of Hoya Intermediate's net income (loss)	59.90%					59.50%
Hoya Topco's weighted average % allocation of Hoya Intermediate's net income		52.90%	59.10%	56.80%	59.50%
Net income attributable to Hoya Topco's redeemable noncontrolling interests	$ (3,010)	$ 9,341	$ 11,084	$ 35,045	$ 27,368	$ 42,117